Financial instruments: classification - Hierarchy of assets (Details) - Recurring - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Fair value of assets
Assets	£ 222,176	£ 280,855
Loans
Fair value of assets
Assets	38,827	39,775
Securities
Fair value of assets
Assets	31,368	29,215
Derivatives
Fair value of assets
Assets	109,556	166,523
Other loans
Fair value of assets
Assets	982	353
Securities
Fair value of assets
Assets	41,443	44,989
Level 1
Fair value of assets
Assets	54,470	57,507
Level 1 | Securities
Fair value of assets
Assets	22,048	21,535
Level 1 | Securities
Fair value of assets
Assets	32,422	35,972
Level 2
Fair value of assets
Assets	165,712	221,625
Level 2 | Loans
Fair value of assets
Assets	38,664	39,550
Level 2 | Securities
Fair value of assets
Assets	9,205	7,599
Level 2 | Derivatives
Fair value of assets
Assets	108,622	165,441
Level 2 | Other loans
Fair value of assets
Assets	394	185
Level 2 | Securities
Fair value of assets
Assets	8,827	8,850
Level 3
Fair value of assets
Assets	1,994	1,723	£ 2,509	£ 2,554
Level 3 | Loans
Fair value of assets
Assets	163	225
Level 3 | Securities
Fair value of assets
Assets	115	81
Level 3 | Derivatives
Fair value of assets
Assets	934	1,082
Level 3 | Other loans
Fair value of assets
Assets	588	168
Level 3 | Securities
Fair value of assets
Assets	£ 194	£ 167